UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           09/30/2009

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        450 Sansome St., Suite 1500
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           11/09/2009
    -----------------------        -----------------           ----------
          Signature                  City, State                  Date

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       4

Form 13F Information Table Entry Total:                 36

Form 13F Information Table Value Total (x$1000):  $294,119

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                                 FORM 13F INFORMATION TABLE
							09/30/2009


                        TITLE                VALUE     SHARES/   SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS  CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN     MANAGERS   SOLE   SHARED  NONE
----------------------  --------- ------    ---------  --------  ---  ----  -------     --------  ------  ------  ----

AARON'S INC COM STK	  COM	  002535201   10,921 	413,662	 SH	   Share-defined   123	   413,662
AEGON NV ADR		  COM	  007924103    2,229 	263,432	 SH	   Share-defined   123	   263,432
ALEXANDER &
 BALDWIN INC COM STK	  COM	  014482103   11,555 	360,075	 SH	   Share-defined   123	   360,075
AON CORP COM STK	  COM	  037389103    5,925 	145,611	 SH	   Share-defined   123	   145,611
BB&T CORP COM STK	  COM	  054937107    9,359 	343,588	 SH	   Share-defined   123	   343,588
BANK OF THE
 OZARKS INC COM STK	  COM	  063904106    9,228 	347,824	 SH	   Share-defined   123	   347,824
CASH AMERICA
 INTNTL INC COM STK	  COM	  14754D100   14,368 	476,390	 SH	   Share-defined   123	   476,390
COINSTAR INC COM STK	  COM	  19259P300   20,712 	628,013	 SH	   Share-defined   123	   628,013
EPIQ SYSTEMS INC	  COM	  26882D109    3,568 	246,079	 SH	   Share-defined   123	   246,079
ENCORE CAP
 GROUP INC COM STK	  COM	  292554102    2,667 	198,281	 SH	   Share-defined   123	   198,281
EURONET WORLDWIDE
 INC COM STK		  COM	  298736109    9,580 	398,689	 SH	   Share-defined   123	   398,689
FTI CONSULTING
 INC COM STK		  COM	  302941109   12,599 	295,687	 SH	   Share-defined   123	   295,687
GENWORTH FINANCIAL INC	  COM	  37247D106   13,585  1,136,848	 SH	   Share-defined   123	 1,136,848
GOLDMAN SACHS
 GROUP INC COM STK	  COM	  38141G104    7,102 	 38,526	 SH	   Share-defined   123	    38,526
HOME BANCSHARES
 INC/CONWAY A		  COM	  436893200    3,200 	146,000	 SH	   Share-defined   123	   146,000
BANK OF IRELAND
 (THE GOVERNOR ADR	  COM	  46267Q103    5,717 	290,209	 SH	   Share-defined   123	   290,209
MGIC INVT CORP COM STK	  COM	  552848103   15,501  2,091,923	 SH	   Share-defined   123	 2,091,923
MARSHALL & IISLEY CORP	  COM	  571837103    4,703 	582,828	 SH	   Share-defined   123	   582,828
METROCORP
 BANCSHARES INC COM STK	  COM	  591650106    2,054 	569,110	 SH	   Share-defined   123	   569,110
MORGAN STANLEY COM STK	  COM	  617446448   11,498 	372,343	 SH	   Share-defined   123	   372,343
NASDAQ OMX GROUP COM STK  COM	  631103108   13,437 	638,345	 SH	   Share-defined   123	   638,345
OCWEN FINL CORP COM STK	  COM	  675746309   18,871  1,667,032	 SH	   Share-defined   123	 1,667,032
POPULAR INC COM STK	  COM	  733174106    1,767 	624,370	 SH	   Share-defined   123	   624,370
PRUDENTIAL FINL
 INC INTERNOTES COM STK	  COM	  744320102    3,474 	 69,600	 SH	   Share-defined   123	    69,600
RADIAN GROUP INC COM STK  COM	  750236101    3,700 	349,750	 SH	   Share-defined   123	   349,750
REINSURANCE GROUP
 AMER INC CL A COM STK	  COM	  759351604    6,968 	156,223	 SH	   Share-defined   123	   156,223
RENASANT CORP COM STK	  COM	  75970E107    4,930 	332,003	 SH	   Share-defined   123	   332,003
THE ST. JOE
 COMPANY COM STK	  COM	  790148100   12,436 	427,060	 SH	   Share-defined   123	   427,060
SEABRIGHT INSURANCE HLDG  COM	  811656107    6,810 	596,344	 SH	   Share-defined   123	   596,344
TERRITORIAL BANCORP INC	  COM	  88145X108    2,787 	177,745	 SH	   Share-defined   123	   177,745
WELLS FARGO COMPANY	  COM	  949746101    4,699 	166,767	 SH	   Share-defined   123	   166,767
WRIGHT EXPRESS
 CORP COM STK		  COM	  98233Q105    2,334  	 79,104	 SH	   Share-defined   123	    79,104
MF GLOBAL COM STK	  COM	  G60642108   13,172  1,811,869	 SH	   Share-defined   123	 1,811,869
TEXTAINER GROUP HOLD	  COM	  G8766E109   12,948 	808,750	 SH	   Share-defined   123	   808,750
XL CAPITAL
 LTD CL-A COM STK	  COM	  G98255105    4,698 	269,050	 SH	   Share-defined   123	   269,050
ALTISOURCE PRTFL	  COM	  L0175J104    5,017 	347,431	 SH	   Share-defined   123	   347,431

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